ACCOUNTS RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	At March 31, 2015 and December 31, 2014, accounts receivable consists of:

	March 31, 2015	December 31, 2014
Accounts receivable from customers	$1,339,785	$1,272,470
Allowance for doubtful accounts	(35,662)	(29,500)
Accounts receivable, net	$1,304,123	$1,242,970
At December 31, 2014 and 2013, accounts receivable consists of:

	2014	2013
Accounts receivable from customers	$1,272,470	$827,945
Allowance for doubtful accounts	(29,500)	(56,740)
Accounts receivable, net	$1,242,970	$771,205